Forward Funds
                                                    File Nos. 033-48940/811-6722
                                       Form N1-A Post Effective Amendment No. 48


                                  FORWARD FUNDS
                        433 California Street, 11th Floor
                             San Francisco, CA 94104


June 11, 2008


U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington D.C.  20549

RE:      Forward Funds
         File Nos. 033-48940/811-6722
         Form N1-A Post Effective Amendment No. 48

Dear Sir or Madam,

Electronically transmitted for filing via EDGAR is the registration statement relating to Forward Funds (the "Registrant"), a registered open-end management investment company. The registration statement filed herewith is Post-Effective Amendment No. 48 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended ("1933 Act"), and Amendment No. 48 to the Trust's registration statement on Form N-1A under the Investment Company Act of 1940, as amended ("1940 Act").

This Amendment is made pursuant to Rule 485(a) under the 1933 Act in anticipation of the completion of the reorganization of Accessor Funds, Inc., a Maryland corporation, into Forward Funds, a Delaware statutory trust. We are anticipating the completion of the reorganization in late August or early September 2008.

The Registrant undertakes to file a post-effective amendment to the Registrant's Registration Statement on Form N-1A on or about August 25, 2008, pursuant to Rule 485(b) under the 1933 Act, containing: (i) the updated financial statements of the Fund; (ii) required exhibits; (iii) completed disclosures; (iv) responses to any comments of the SEC Staff relating to this filing; and (v) other non-material changes permitted by that Rule.

Please contact me at (415) 869-6340 with any questions or comments.

Sincerely,

/s/Judith M. Rosenberg
------------------------------------------------
Judith M. Rosenberg
Chief Compliance Officer and Chief Legal Officer


cc:      Mary Curran, Secretary, Forward Funds
         Douglas Dick, Dechert LLP

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